Movements in Equity - Analysis of Other Comprehensive Income by Equity Category (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	£ 462	£ 646	£ (618)
Reclassification of exchange on liquidation or disposal of overseas subsidiaries	109
Fair value movements on available-for-sale investments	(14)	251	416
Deferred tax on fair value movements on available-for-sale investments	47		(91)
Reclassification of fair value movements on available-for-sale investments	(42)	(245)	(346)
Deferred tax reversed on reclassification of available for sale investments	(18)	51	36
Reclassification of cash flow hedges to income statement		1	2
Fair value movements on cash flow hedges	(10)	2	2
Share of other comprehensive expense of associates and joint ventures			(77)
Deferred tax on fair value movements on cash flow hedges		2
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	(149)	603	8
Remeasurement gains on defined benefit plans	549	(475)	261
Tax on remeasurement gains in defined benefit plans	(221)	126	(80)
Other comprehensive (expense)/income for the year	713	962	(487)
Retained earnings [member]
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	462	633	(624)
Reclassification of exchange on liquidation or disposal of overseas subsidiaries	109
Share of other comprehensive expense of associates and joint ventures			(77)
Items that will not be reclassified to income statement:
Remeasurement gains on defined benefit plans	549	(475)	261
Tax on remeasurement gains in defined benefit plans	(221)	126	(80)
Other comprehensive (expense)/income for the year	899	284	(520)
Other reserves [member]
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges		13	6
Fair value movements on available-for-sale investments	(14)	251	416
Deferred tax on fair value movements on available-for-sale investments	47		(91)
Reclassification of fair value movements on available-for-sale investments	(42)	(245)	(346)
Deferred tax reversed on reclassification of available for sale investments	(18)	51	36
Reclassification of cash flow hedges to income statement		1	2
Fair value movements on cash flow hedges	(10)	2	2
Deferred tax on fair value movements on cash flow hedges		2
Items that will not be reclassified to income statement:
Other comprehensive (expense)/income for the year	(37)	75	25
Non- controlling interests [member]
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	(149)	603	8
Other comprehensive (expense)/income for the year	£ (149)	£ 603	£ 8